Segmental reporting - Analysis of results by business (Details) - GBP (£) £ in Millions		3 Months Ended		6 Months Ended			12 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020		Jun. 30, 2019	Dec. 31, 2019
Disclosure of operating segments [line items]
Total income	[1]			£ 11,621		£ 10,790
Credit impairment charges		£ (1,623)	£ (2,115)	(3,738)	[2]	(928)	£ (1,912) [3]
Net operating income/(expenses)				7,883		9,862
Operating expenses				(6,563)		(6,758)
Litigation and conduct				(30)		(114)
Operating expenses				(6,593)		(6,872)
Other net (expenses)/income	[4]			(18)		24
Profit/(loss) before tax				1,272		3,014
Total assets		1,385,117		1,385,117			1,140,229
Operating segments [member] | Barclays Bank UK PLC [member]
Disclosure of operating segments [line items]
Total income				3,171		3,548
Credit impairment charges				(1,064)		(421)
Net operating income/(expenses)				2,107		3,127
Operating expenses				(2,041)		(2,021)
Litigation and conduct				(11)		(44)
Operating expenses				(2,052)		(2,065)
Other net (expenses)/income	[4]			13		0
Profit/(loss) before tax				68		1,062
Total assets		287,600		287,600			257,800
Operating segments [member] | Barclays International [member]
Disclosure of operating segments [line items]
Total income				8,654		7,473
Credit impairment charges				(2,619)		(492)
Net operating income/(expenses)				6,035		6,981
Operating expenses				(4,405)		(4,641)
Litigation and conduct				(11)		(30)
Operating expenses				(4,416)		(4,671)
Other net (expenses)/income	[4]			10		31
Profit/(loss) before tax				1,629		2,341
Total assets		1,075,800		1,075,800			861,400
Head Office [member]
Disclosure of operating segments [line items]
Total income				(204)		(231)
Credit impairment charges				(55)		(15)
Net operating income/(expenses)				(259)		(246)
Operating expenses				(117)		(96)
Litigation and conduct				(8)		(40)
Operating expenses				125		(136)
Other net (expenses)/income	[4]			(41)		(7)
Profit/(loss) before tax				(425)		£ (389)
Total assets		£ 21,700		£ 21,700			£ 21,000

[1]

The geographical analysis is now based on the location of office where the transactions are recorded, whereas in the prior year it was based on counterparty location. The approach was changed at year-end 2019 and is better aligned to the geographical view of the business following the implementation of structural reform. Prior year comparatives have been restated .

[2]

H120 loan impairment charge represents six months of impairment charge, annualised to calculate the loan loss rate. The loan loss rate for H 120 is 207 bps after applying the total impairment charge of £ 3,738 m

[3]	The loan loss rate is 55 bps after applying the total impairment charge of £ 1,912 m
[4]

Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures and gains on acquisitions